FEDERATED HERMES WORLD INVESTMENT SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 29, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES WORLD INVESTMENT SERIES, INC. (the “Registrant”)

Federated Hermes Emerging Market Debt Fund

Class A Shares

Class C Shares

Institutional Shares

Federated Hermes International Leaders Fund

Class A Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Federated Hermes International Small-Mid Company Fund

Class A Shares

Class C Shares

Institutional Shares

(collectively, the “Funds”)

1933 Act File No. 033-52149 1940 Act File No. 811-07141

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Fund(s) which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 84 on January 26, 2026.

If you have any questions on the enclosed material, please contact Allison Miller at Allison.Miller@federatedhermes.com or (412) 288-8652.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary